DIVIDEND	12 Months Ended
Dec. 31, 2021
Dividend
DIVIDEND

10.	DIVIDEND

No dividend was paid or declared by the Company for the years ended December 31, 2019, 2020 and 2021. The Company’s subsidiary Shenzhen Qianhai declared a dividend amounting to CNY5,048 (US$794) on June 22, 2021 to its prior shareholder, Shenzhen Qianhai Feishang Industrial Investment Co., Ltd. (“Qianhai Industrial”). As of December 31, 2021, the declared dividend amount was still unpaid and included as dividend payable in the consolidated statement of financial position.